RELATED PARTY TRANSACTIONS - Vallon - 10-K	9 Months Ended
Sep. 30, 2023
Vallon Pharmaceuticals, Inc.
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In January 2021, the Company entered into a Convertible Promissory Note Purchase Agreement with certain existing stockholders, including Salmon Pharma, an affiliate of Medice, and David Baker, the Company’s Chief Executive Officer, pursuant to which the Company issued the 2021 Convertible Notes for cash proceeds of $350. The 2021 Convertible Notes bore an interest rate of 7.0% per annum, non-compounding, and had a maturity date of September 30, 2021. The 2021 Convertible Notes converted into 1,830 shares of the Company’s common stock upon completion of the IPO.